Trade Payables	12 Months Ended
Dec. 31, 2021
Trade payables
Trade Payables

18. Trade payables

a. Trade payables

	12/31/2021	12/31/2020
Domestic suppliers	3,010,912	2,306,398
Domestic suppliers – related parties (see Note 9.a)	1,422	5,102
Foreign suppliers	445,805	307,486
Foreign suppliers - related parties (see Note 9.a)	212,756	126,033
	3,670,895	2,745,019

Some Company’s subsidiaries acquire oil-based fuels and LPG from Petrobras and its subsidiaries. These suppliers control almost all the markets for these products in Brazil.

b. Trade payables – reverse factoring

	12/31/2021	12/31/2020
Domestic suppliers – reverse factoring	1,948,033	1,021,424
Domestic suppliers – reverse factoring - related parties (see Note 9.a)	89,339	61,989
Foreign suppliers – reverse factoring	81,687	212,220
	2,119,059	1,295,633

Some subsidiaries of the Company entered into agreements with a financial institutions. These agreements consist in the anticipation of the receipt of trade payables by the supplier, in which the financial institutions prepay a certain amount from the supplier and receives, on the maturity date the amount payable by the subsidiaries of the Company. The decision to join this type of transaction is solely and exclusively of the supplier. The agreement does not substantially change the main characteristics of the commercial conditions previously established between the subsidiaries of the Company and the suppliers. These transactions are presented in operating activities in the statements of cash flow.